Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of December 31,
	2018	2017

Computer equipment	$320,406	$218,918
Office equipment, fixtures and furniture	2,077,831	2,053,556
Capitalized development cost	3,307,285	1,657,689
Automobiles	129,301	58,828
Subtotal	5,834,823	3,988,991
Less: accumulated depreciation and amortization	(1,127,711)	(556,422)
Total	$4,707,112	$3,432,569

Schedule of estimated amortization of capitalized development cost
Twelve months ending December 31,	Estimated amortization expense
2019	$642,124
2020	661,457
2021	614,351
2022	477,683
2023	324,356
Total	$2,719,971